Common Stock and Warrants - Common Stock Activity (Details) - shares	1 Months Ended	3 Months Ended				4 Months Ended	9 Months Ended		12 Months Ended		13 Months Ended	15 Months Ended	24 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020
Balance (in shares)		4,201,396	3,547,412	2,271,833			2,271,833	1,653,376	1,653,376	916,021
Common stock issued as a result of Convertible Note conversion (in shares)										37,410
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)		279			0			0	6,354	1,476
Common stock issued as compensation to third-parties (in shares)		4,668	11,873	2,484
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total (in shares)		1,384	4,015	3,806					6,354
Balance (in shares)		4,532,039	4,201,396	3,547,412		2,271,833	4,532,039		2,271,833	1,653,376	4,532,039	2,271,833	4,532,039
2021 Notes Converted To Common Stock [Member]
Common stock issued as a result of Convertible Note conversion (in shares)									93,742
Optional Exchange Principal Amount [Member]
Common stock issued as a result of Convertible Note conversion (in shares)		324,312	328,125	1,000,000					125,000
Equity Line of Credit [Member]
Common stock sold (in shares)			309,971	269,289
Series A Preferred Stock Converted Into Common Stock [Member]
Common stock issued as a result of Convertible Note conversion (in shares)													199,519
Common stock issued as a result of Preferred Stock conversion (in shares)									69,521	129,998		199,519
Prior Purchase Agreement [Member]
Common stock issued as a result of Preferred Stock conversion (in shares)									220,091
Series B-1 Preferred Convertible Stock Converted to Common Stock [Member]
Common stock issued as a result of Preferred Stock conversion (in shares)	1,659,996					103,749			103,749		103,749
First ATM Agreement [Member]
Common stock sold (in shares)									212,579	47,638
Underwriting Public Offering [Member]
Common stock sold (in shares)										520,833